Commitments and Contingencies - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 23, 2022	Apr. 22, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Sep. 25, 2021	Mar. 26, 2022	Mar. 31, 2021	Sep. 26, 2020
CommitmentsAndContingenciesDisclosure [Line Items]
Deferred underwriting commissions				$ 11,200,000	$ 11,200,000			$ 11,200,000
Shares issued, value			$ 25,000
Purchase commitment, Description						The majority of the purchase commitments covered by these arrangements are for periods of less than one year
Purchase obligation						$ 202,100,000
Indemnification Agreement [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Guarantor obligations, Current carrying value						0	$ 0		$ 0
Obligations, Fair value disclosure						$ 0
SVF INVESTMENT CORP 3 [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Deferred underwriting commissions					$ 11,200,000
Sponsor Fees				$ 9,000,000
Underwriting Agreement [Member] | SVF INVESTMENT CORP 3 [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Additional public share issued under over allotment option				4,000,000	4,000,000
Underwriting discount per unit				$ 0.2	$ 0.2
Underwriting discount				$ 6,400,000	$ 6,400,000
Deferred underwriting commissions per unit				$ 0.35	$ 0.35
Deferred underwriting commissions				$ 11,200,000	$ 11,200,000
Forward Purchase Agreement [Member] | SVF INVESTMENT CORP 3 [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Shares issued, value				$ 150,000,000	$ 150,000,000
Shares issued, price per share	$ 10			$ 10	$ 10
Additional public share issued under forward purchase agreement	$ 50,000,000			$ 50,000,000	$ 50,000,000
Additional public share issued under forward purchase agreement, shares				5,000,000	5,000,000
IPO [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Reimbursement Of Expenses In Connection With Initial Public Offer		$ 640,000
IPO [Member] | SVF INVESTMENT CORP 3 [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Reimbursement Of Expenses In Connection With Initial Public Offer		$ 640,000
Over-Allotment Option [Member] | SVF INVESTMENT CORP 3 [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Underwriters option vesting period				45 days	45 days